BUSINESS COMBINATIONS - Acquisition of Dynaflows (Details) - USD ($) $ in Thousands			12 Months Ended
	Oct. 22, 2015	Oct. 21, 2015	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Apr. 22, 2016
Disclosure of detailed information about business combination [line items]
Cash paid			$ 19,525	$ 4,328	$ 21,300
Dynaflows S.A.
Disclosure of detailed information about business combination [line items]
Business acquisition, number of shares acquired	9,014
Cash paid	$ 1,402					$ 414
Common stock, value, issued	$ 868
Common stock, shares, issued	9,190
Business combination, percentage of voting interest acquired, total	66.73%
Dynaflows S.A.
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in associate		22.70%	22.70%
Gain (loss) recognised as result of remeasuring to fair value equity interest in acquiree held by acquirer before business combination			$ 625
Dynaflows S.A. | Dynaflows S.A.
Disclosure of detailed information about business combination [line items]
Percentage ownership	38.50%
Argentine peso (ARS) | Dynaflows S.A.
Disclosure of detailed information about business combination [line items]
Cash paid	$ 13,316
Common stock, value, issued	$ 8,250